Investment Strategy - AB Government Money Market Portfolio	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]
The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Portfolio will maintain a NAV of $1.00 per share.
The Portfolio invests at least 99.5% of its total assets in cash, marketable obligations (which may bear adjustable rates of interest) issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”) and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.
The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.
As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission (“SEC”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification, and liquidity of the Portfolio’s investments. Among other things, Rule 2a-7 requires that the Portfolio’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a dollar weighted average maturity of no more than 60 days, and (iii) a dollar weighted average life to maturity of no more than 120 days. Rule 2a-7 imposes liquidity standards that require the Portfolio to hold at least 25% and 50% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Portfolio’s investments in illiquid securities to 5% of its total assets.
The Portfolio may also invest in when-issued securities related to the types of securities in which it is permitted to invest and the securities of other money market funds to the extent permitted under the Investment Company Act of 1940, as amended.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.